Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited)

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Corporate Bonds (37.2%)
		Australia (2.5%)
		Basic Materials
	$2,150	Glencore Funding LLC (a)	3.875%	10/27/27	$ 2,025,366
	600	Glencore Funding LLC, Series GLEN	0.00 (b)	03/27/25	644,803
	2,146	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40	09/29/27	1,939,171
	1,922	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.70	05/12/31	1,566,982
					6,176,322
		Energy
	2,098	Santos Finance Ltd.	4.125	09/14/27	1,945,350
		Finance
	2,725	Australia & New Zealand Banking Group Ltd. (a)	2.57	11/25/35	2,085,441
EUR	2,300	Commonwealth Bank of Australia	1.936	10/03/29	2,426,761
	$2,425	Westpac Banking Corp.	2.668	11/15/35	1,870,307
					6,382,509
		Industrials
EUR	1,000	Aurizon Network Pty Ltd.	3.125	06/01/26	1,065,243
		Utilities
	1,650	APA Infrastructure Ltd.	2.00	03/22/27	1,678,524
	$1,700	APA Infrastructure Ltd. (a)	4.20	03/23/25	1,655,595
					3,334,119
		Total Australia			18,903,543
		Belgium (0.1%)
		Consumer, Non-Cyclical
EUR	400	Anheuser-Busch InBev SA	3.70	04/02/40	419,013
		Brazil (0.4%)
		Energy
	$3,000	Petrobras Global Finance BV	6.50	07/03/33	2,951,043
		Burkina Faso (0.2%)
		Basic Materials
	1,930	IAMGOLD Corp. (a)(c)	5.75	10/15/28	1,488,503
		Canada (1.3%)
		Basic Materials
	2,260	NOVA Chemicals Corp. (a)	4.875	06/01/24	2,205,600
		Communications
	1,729	Shopify, Inc.	0.125	11/01/25	1,575,119

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Consumer, Cyclical
	$1,420	Air Canada (a)	3.875%	08/15/26	$ 1,319,038
		Consumer, Non-Cyclical
	1,370	Garda World Security Corp. (a)	6.00	06/01/29	1,141,423
	1,700	Garda World Security Corp. (a)	9.50	11/01/27	1,666,102
	1,500	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a)	7.00	12/31/27	1,322,040
					4,129,565
		Energy
	950	Baytex Energy Corp. (a)	8.50	04/30/30	963,520
		Total Canada			10,192,842
		Chile (0.1%)
		Communications
	1,000	Liberty Latin America Ltd.	2.00	07/15/24	948,000
		China (0.2%)
		Communications
EUR	1,600	Prosus NV	2.031	08/03/32	1,284,473
		Colombia (0.1%)
		Finance
	$711	Grupo Aval Ltd. (a)	4.375	02/04/30	580,997
		Denmark (0.4%)
		Finance
EUR	3,200	Danske Bank AS	1.375	02/12/30	3,295,626
		France (6.0%)
		Communications
	4,600	Orange SA	5.00	(d)	5,069,183
		Consumer, Cyclical
	2,800	Renault SA	1.125	10/04/27	2,664,009
		Energy
	2,280	TotalEnergies SE	2.00	(d)	1,972,190
		Finance
	2,500	AXA SA	3.25	05/28/49	2,496,762
	5,200	Banque Federative du Credit Mutuel SA	3.75	02/01/33	5,585,042
	6,600	BNP Paribas SA	0.50	06/04/26	6,804,146
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,298,510
EUR	2,400	BNP Paribas SA	2.875	10/01/26	2,547,138

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
EUR	1,600	BNP Paribas SA	4.375%	01/13/29	$ 1,771,149
	4,500	BPCE SA	2.375	04/26/32	4,351,938
	$1,875	BPCE SA (a)	5.15	07/21/24	1,845,248
EUR	3,100	Credit Agricole Assurances SA	4.50	(d)	3,324,944
	2,000	Credit Agricole SA	2.625	03/17/27	2,083,946
	2,200	Credit Agricole SA	3.875	11/28/34	2,397,336
					35,506,159
		Total France			45,211,541
		Germany (1.6%)
		Basic Materials
	1,100	BASF SE	3.75	06/29/32	1,200,882
	400	BASF SE	4.50	03/08/35	452,104
					1,652,986
		Consumer, Cyclical
	2,300	Volkswagen International Finance NV	4.625	(d)	2,431,935
		Consumer, Non-Cyclical
	650	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00	07/15/25	689,594
	600	Techem Verwaltungsgesellschaft 675 mbH	2.00	07/15/25	636,548
					1,326,142
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,231,189
		Finance
	1,900	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	1,923,347
	3,000	Vonovia SE	0.625	12/14/29	2,572,646
					4,495,993
		Total Germany			12,138,245
		India (0.3%)
		Industrials
	$2,650	Fly Leasing Ltd. (a)	7.00	10/15/24	2,374,592
		Ireland (0.5%)
		Finance
	2,275	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10/29/26	2,047,549
EUR	1,678	Luminis Finance PLC	4.00 (e)	12/06/24	1,762,016
		Total Ireland			3,809,565

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Italy (0.6%)
		Finance
EUR	3,000	Assicurazioni Generali SpA	5.50%	10/27/47	$ 3,345,601
		Industrials
	$1,300	F-Brasile SpA/F-Brasile U.S. LLC, Series XR (a)(c)	7.375	08/15/26	1,196,581
		Total Italy			4,542,182
		Luxembourg (0.3%)
		Finance
EUR	1,000	Blackstone Property Partners Europe Holdings Sarl	1.25	04/26/27	913,907
	1,500	Blackstone Property Partners Europe Holdings Sarl	2.20	07/24/25	1,526,660
		Total Luxembourg			2,440,567
		Mexico (0.1%)
		Finance
	$1,586	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,054,690
		Netherlands (1.4%)
		Communications
EUR	2,250	UPC Holding BV	3.875	06/15/29	2,058,282
		Finance
	3,000	ASR Nederland NV	5.00	(d)	3,257,165
	2,000	ING Groep NV	1.00	11/13/30	1,980,871
	2,300	NN Group NV	4.50	(d)	2,462,284
					7,700,320
		Industrials
	$1,000	Trivium Packaging Finance BV (a)(c)	8.50	08/15/27	963,169
		Total Netherlands			10,721,771
		Panama (0.1%)
		Utilities
	991	AES Panama Generation Holdings SRL	4.375	05/31/30	861,205
		Poland (0.2%)
		Industrials
	2,080	Canpack SA/Canpack U.S. LLC (a)	3.875	11/15/29	1,673,497

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Portugal (0.4%)
		Utilities
EUR	1,800	EDP - Energias de Portugal SA	1.70%	07/20/80	$ 1,829,364
	900	EDP - Energias de Portugal SA	2.875	06/01/26	965,085
		Total Portugal			2,794,449
		Spain (3.1%)
		Communications
	1,910	Lorca Telecom Bondco SA	4.00	09/18/27	1,973,976
		Consumer, Non-Cyclical
	1,675	Grifols SA	2.25	11/15/27	1,670,889
	425	Grifols SA (a)	2.25	11/15/27	423,957
					2,094,846
		Energy
	2,050	Repsol International Finance BV	2.50	(d)	1,996,639
		Finance
	2,500	Banco Santander SA	3.125	01/19/27	2,657,069
	$3,600	Banco Santander SA	5.179	11/19/25	3,520,361
EUR	7,200	CaixaBank SA	2.25	04/17/30	7,430,106
					13,607,536
		Utilities
	2,000	Iberdrola Finanzas SA	4.875	(d)	2,155,145
	1,700	Iberdrola International BV, Series NC6	1.45	(d)	1,642,563
					3,797,708
		Total Spain			23,470,705
		Sweden (0.2%)
		Finance
	2,100	Akelius Residential Property Financing BV	1.125	01/11/29	1,805,332
		Switzerland (0.9%)
		Finance
	$1,375	UBS AG	5.125	05/15/24	1,356,293
	2,000	UBS Group AG (a)	2.593	09/11/25	1,919,605
EUR	1,450	UBS Group AG	2.875	04/02/32	1,406,867
	$1,725	UBS Group AG (a)	6.537	08/12/33	1,801,853
		Total Switzerland			6,484,618

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Turkey (0.3%)
		Basic Materials
	$2,670	Eldorado Gold Corp. (a)	6.25%	09/01/29	$ 2,394,928
		United Arab Emirates (0.3%)
		Energy
	2,400	Galaxy Pipeline Assets Bidco Ltd. (a)	2.625	03/31/36	1,948,254
		United Kingdom (2.2%)
		Communications
GBP	2,350	Virgin Media Secured Finance PLC	4.25	01/15/30	2,443,694
		Consumer, Non-Cyclical
	$2,750	Imperial Brands Finance PLC (a)	3.125	07/26/24	2,669,427
		Energy
	2,300	BP Capital Markets PLC	4.875	(d)	2,145,670
		Finance
EUR	1,700	Aviva PLC	3.875	07/03/44	1,838,181
	$2,075	Barclays PLC	3.932	05/07/25	2,038,337
	2,600	HSBC Holdings PLC	2.633	11/07/25	2,485,366
EUR	900	Lloyds Banking Group PLC	4.947	(d)	930,162
	$1,725	Standard Chartered PLC (a)	2.678	06/29/32	1,372,071
					8,664,117
		Utilities
GBP	850	NGG Finance PLC	5.625	06/18/73	1,043,904
		Total United Kingdom			16,966,812
		United States (13.4%)
		Basic Materials
	$3,800	Celanese U.S. Holdings LLC	6.165	07/15/27	3,830,624
	1,335	Rain CII Carbon LLC/CII Carbon Corp. (a)	7.25	04/01/25	1,329,913
					5,160,537
		Communications
	1,306	Arches Buyer, Inc. (a)	4.25	06/01/28	1,137,558
EUR	1,050	AT&T, Inc.	3.95	04/30/31	1,131,382
	$2,000	AT&T, Inc.	5.40	02/15/34	1,968,381
	2,050	Charter Communications Operating LLC/Charter Communications Operating Capital	2.25	01/15/29	1,701,171
	1,100	Clear Channel Outdoor Holdings, Inc. (a)(c)	7.75	04/15/28	921,118
	1,000	Match Group Financeco 2, Inc. (a)	0.875	06/15/26	918,743
	1,970	Sirius XM Radio, Inc. (a)	3.875	09/01/31	1,544,198

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$1,444	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738%	09/20/29	$ 1,428,108
	1,485	Uber Technologies, Inc.	0.00 (b)	12/15/25	1,433,599
					12,184,258
		Consumer, Cyclical
	2,720	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	2,635,975
	2,260	Ferrellgas LP/Ferrellgas Finance Corp. (a)	5.375	04/01/26	2,130,155
	2,500	Hyundai Capital America (a)	1.80	01/10/28	2,123,860
	2,150	Macy's Retail Holdings LLC (a)(c)	5.875	03/15/30	1,943,707
	1,630	Newell Brands, Inc. (f)	4.70	04/01/26	1,548,719
	2,170	Peloton Interactive, Inc.	0.00 (b)	02/15/26	1,665,752
	1,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (a)	5.625	09/01/29	758,540
	2,400	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	1,991,004
	1,570	Tempur Sealy International, Inc. (a)	3.875	10/15/31	1,272,136
	1,350	TPro Acquisition Corp. (a)	11.00	10/15/24	1,344,661
	3,000	Warnermedia Holdings, Inc.	4.279	03/15/32	2,662,313
					20,076,822
		Consumer, Non-Cyclical
	220	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)(c)	6.00	06/01/29	168,086
	1,970	BioMarin Pharmaceutical, Inc.	0.599	08/01/24	1,925,397
	694	Dexcom, Inc.	0.25	11/15/25	733,570
	2,275	JBS USA Food Co. (a)	2.50	01/15/27	2,045,794
	1,500	Sotheby's (a)	7.375	10/15/27	1,330,639
EUR	3,150	Upjohn Finance BV	1.362	06/23/27	3,100,026
					9,303,512
		Energy
	$1,625	Energy Transfer LP	4.95	06/15/28	1,586,619
	645	Global Partners LP/GLP Finance Corp.	6.875	01/15/29	605,313
	2,020	Global Partners LP/GLP Finance Corp.	7.00	08/01/27	1,976,349
	1,965	Matador Resources Co.	5.875	09/15/26	1,914,007
	1,475	ONEOK, Inc.	6.10	11/15/32	1,507,471
	2,100	Permian Resources Operating LLC (a)	5.875	07/01/29	2,003,338
	2,125	Sabine Pass Liquefaction LLC	4.50	05/15/30	2,018,863
					11,611,960

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Finance
	$1,375	Acrisure LLC/Acrisure Finance, Inc. (a)	10.125%	08/01/26	$ 1,408,907
	1,375	Advisor Group Holdings, Inc. (a)(c)	10.75	08/01/27	1,411,578
	1,300	Air Lease Corp.	0.80	08/18/24	1,232,623
	1,950	Ally Financial, Inc.	5.125	09/30/24	1,918,323
	2,550	Charles Schwab Corp.	5.643	05/19/29	2,573,969
	1,585	Coinbase Global, Inc. (a)	3.375	10/01/28	1,111,348
	1,180	Global Atlantic Fin Co. (a)	4.70	10/15/51	851,497
EUR	2,450	Goldman Sachs Group, Inc.	2.00	11/01/28	2,457,855
	$1,425	Howard Hughes Corp. (a)	4.375	02/01/31	1,173,746
	2,060	Jane Street Group/JSG Finance, Inc. (a)(c)	4.50	11/15/29	1,809,243
	1,610	Jefferies Finance LLC/JFIN Co.-Issuer Corp. (a)	5.00	08/15/28	1,377,253
EUR	3,100	JPMorgan Chase & Co.	0.597	02/17/33	2,585,994
	$1,875	JPMorgan Chase & Co.	2.58	04/22/32	1,556,303
EUR	1,200	Prologis Euro Finance LLC	1.875	01/05/29	1,170,810
	$1,975	Rocket Mortgage LLC/Rocket Mortgage Co- Issuer, Inc. (a)	3.875	03/01/31	1,626,215
	1,350	Synchrony Bank	5.625	08/23/27	1,282,779
	2,300	Truist Financial Corp.	5.867	06/08/34	2,321,539
	1,575	U.S. Bancorp	5.836	06/12/34	1,597,683
					29,467,665
		Industrials
	1,300	LABL, Inc. (a)	8.25	11/01/29	1,081,126
	805	LABL, Inc. (a)	10.50	07/15/27	767,620
EUR	2,040	Standard Industries, Inc.	2.25	11/21/26	2,010,747
	$1,900	Vontier Corp.	1.80	04/01/26	1,701,564
					5,561,057
		Technology
	1,140	AthenaHealth Group, Inc. (a)	6.50	02/15/30	967,342
EUR	1,600	Fidelity National Information Services, Inc.	1.50	05/21/27	1,614,930
	$1,300	McAfee Corp. (a)	7.375	02/15/30	1,124,756
	1,450	Micron Technology, Inc.	5.875	09/15/33	1,443,467
	1,000	Tyler Technologies, Inc.	0.25	03/15/26	1,005,500
	551	Ziff Davis, Inc. (a)	4.625	10/15/30	483,315
					6,639,310
		Utilities
	2,000	Vistra Operations Co. LLC (a)	4.875	05/13/24	1,972,151
		Total United States			101,977,272
		Total Corporate Bonds (Cost $303,327,749)			282,734,265

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Sovereign (15.1%)
		Australia (0.7%)
AUD	10,500	Australia Government Bond	1.25%	05/21/32	$ 5,610,565
		Dominican Republic (1.0%)
	$1,700	Dominican Republic International Bond (a)	5.50	02/22/29	1,621,067
DOP	262,250	Dominican Republic International Bond (a)	13.625	02/03/33	5,779,197
		Total Dominican Republic			7,400,264
		Egypt (0.1%)
EUR	1,006	Egypt Government International Bond (a)	6.375	04/11/31	667,297
		Greece (0.5%)
	3,500	Hellenic Republic Government Bond	4.375	07/18/38	3,988,590
		Hungary (0.7%)
HUF	498,430	Hungary Government Bond	3.00	08/21/30	1,120,486
	611,780	Hungary Government Bond	4.50	05/27/32	1,433,059
	1,018,890	Hungary Government Bond	4.75	11/24/32	2,407,831
		Total Hungary			4,961,376
		Indonesia (2.1%)
IDR	28,000,000	Indonesia Treasury Bond	6.375	04/15/32	1,862,873
	29,142,000	Indonesia Treasury Bond	6.625	05/15/33	1,972,168
	69,000,000	Indonesia Treasury Bond	7.00	02/15/33	4,819,659
	100,000,000	Indonesia Treasury Bond	8.375	03/15/34	7,646,883
		Total Indonesia			16,301,583
		Ivory Coast (0.2%)
EUR	1,900	Ivory Coast Government International Bond (a)	4.875	01/30/32	1,700,320
		Mexico (5.0%)
MXN	38,500	Mexican Bonos	7.75	05/29/31	2,159,886
	293,000	Mexican Bonos	8.50	05/31/29	17,235,119
	77,893	Mexican Udibonos	2.75	11/27/31	4,087,422
	145,650	Mexican Udibonos	4.00	11/30/28	8,451,068
EUR	1,100	Petroleos Mexicanos	2.75	04/21/27	965,749
	$1,800	Petroleos Mexicanos	5.95	01/28/31	1,338,037
	2,000	Petroleos Mexicanos	6.70	02/16/32	1,542,864
	2,000	Petroleos Mexicanos (a)(c)	10.00	02/07/33	1,864,335
		Total Mexico			37,644,480

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		New Zealand (1.5%)
NZD	7,800	New Zealand Government Bond	4.25%	05/15/34	$ 4,660,492
	11,300	New Zealand Government Bond	4.50	05/15/30	6,943,251
		Total New Zealand			11,603,743
		Nigeria (0.2%)
	$1,300	Africa Finance Corp. (a)	4.375	04/17/26	1,224,314
		Peru (1.0%)
PEN	28,900	Peru Government Bond	6.15	08/12/32	7,765,572
		Romania (0.3%)
EUR	2,500	Romanian Government International Bond (a)	3.75	02/07/34	2,274,458
		South Africa (1.4%)
ZAR	75,000	Republic of South Africa Government Bond	8.00	01/31/30	3,763,892
	47,000	Republic of South Africa Government Bond	8.25	03/31/32	2,247,143
	67,000	Republic of South Africa Government Bond	8.875	02/28/35	3,122,265
	33,900	Republic of South Africa Government Bond	9.00	01/31/40	1,481,013
		Total South Africa			10,614,313
		Uruguay (0.4%)
UYU	113,640	Uruguay Government International Bond	9.75	07/20/33	3,181,084
		Total Sovereign (Cost $112,174,772)			114,937,959
		Agency Fixed Rate Mortgages (4.0%)
	$1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50	10/01/32	602
		Federal National Mortgage Association,
		August TBA:
	3,100	(g)	5.00	08/01/53	3,030,492
	27,600	(g)	5.50	08/01/53	27,425,344
		Conventional Pools:
	14		6.50	05/01/28 - 01/01/32	14,793
	2		7.00	11/01/32	2,410
		Government National Mortgage Association,
		Various Pools:
	1		7.50	07/20/25	1,334
	5		8.00	10/15/23 - 05/15/30	4,916
		Total Agency Fixed Rate Mortgages (Cost $30,479,266)			30,479,891

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Asset-Backed Securities (11.8%)
	$723	ABFC Trust 1 Month Term SOFR + 1.16%	6.463(e)%	08/25/33	$ 705,588
	2,649	AMSR Trust (a)	3.867	01/19/39	2,356,372
	500	Apidos CLO XXXV 3 Month Term SOFR + 6.01% (a)	11.338(e)	04/20/34	477,203
	20	Asset-Backed Securities Corp. Home Equity Loan Trust 1 Month Term SOFR + 0.49%	3.312(e)	03/25/36	19,962
	1,409	Bayview Financial Revolving Asset Trust 1 Month Term SOFR + 1.11% (a)	6.432(e)	02/28/40	1,243,394
	44	Bear Stearns Asset-Backed Securities Trust	4.035(e)	07/25/36	43,870
	2,206	Blackbird Capital Aircraft Lease Securitization Ltd. (a)	4.213	12/16/41	2,030,791
	427	Business Loan Express Business Loan Trust 1 Month USD LIBOR + 0.40% (a)	5.769(e)	10/20/40	379,364
	1,056	Cascade MH Asset Trust (a)	4.00 (e)	11/25/44	1,000,273
		CBAM 2021-14 Ltd.
	500	3 Month Term SOFR + 3.36% (a)	8.688(e)	04/20/34	443,421
	250	3 Month Term SOFR + 6.76% (a)	12.088(e)	04/20/34	222,026
	578	Chase Funding Loan Acquisition Trust	5.50	08/25/34	529,613
	386	Citigroup Mortgage Loan Trust, Inc. 1 Month Term SOFR + 3.11% (a)	8.413(e)	07/25/44	429,662
		Conn's Receivables Funding LLC
	3,600	(a)	0.00	12/15/26	2,999,941
	3,534	(a)	4.59	05/15/26	3,507,480
	1,944	(a)	9.52	12/15/26	1,948,217
	1,500	CWABS Asset-Backed Certificates Trust 1 Month Term SOFR + 1.69%	3.903(e)	03/25/35	1,159,955
	469	Diamond Resorts Owner Trust (a)	4.02	02/20/32	442,922
	1,826	ECAF I Ltd. (Cayman Islands) (a)	4.947	06/15/40	1,111,116
		Finance of America HECM Buyout
	4,290	(a)	6.00 (e)	08/01/32	3,036,361
	5,000	(a)	7.87 (e)	02/25/32	4,196,069
	4,000	FMC GMSR Issuer Trust (a)	7.17	04/25/27	3,576,024
	2,461	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00	12/15/44	1,319,659
		GSAA Home Equity Trust
	338		6.502	11/25/36	133,977
	54	1 Month Term SOFR + 1.99%	7.288(e)	12/25/34	53,425
EUR	1,423	Hestia Financing 3 Month EURIBOR + 2.50% (Luxembourg)	6.205(e)	12/31/46	1,434,553

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$251	JOL Air Ltd. (Cayman Islands) (a)	4.948%	04/15/44	$ 192,765
	500	KKR CLO 16 Ltd. 3 Month Term SOFR + 7.37% (a)	12.698(e)	10/20/34	482,741
	1,376	LoanMe Trust Prime (a)	5.00	09/15/34	1,258,672
	1,021	METAL LLC (a)	4.581	10/15/42	629,474
	2,833	MFA 2021-NPL1 LLC (a)	2.363	03/25/60	2,713,489
	2,853	New Residential Mortgage LLC, Class A (a)	5.437	06/25/25	2,736,425
GBP	2,000	Newday Funding Master Issuer PLC 3 Month GBP SONIA + 1.90% (United Kingdom) (a)	6.84 (e)	03/15/29	2,544,972
		Newtek Small Business Loan Trust
	$352	Daily U.S. Prime Rate - 0.55% (a)	7.70 (e)	02/25/44	347,622
	933	Daily U.S. Prime Rate + 0.10% (a)	8.35 (e)	12/25/48	902,884
	1,616	NRZ Advance Receivables Trust (a)	5.663	09/15/53	1,600,831
		NRZ Excess Spread-Collateralized Notes
	982	Class A (a)	2.981	03/25/26	889,735
	1,956	Class A (a)	3.104	07/25/26	1,740,828
	2,828	Oakwood Mortgage Investors, Inc.	7.405(e)	06/15/31	368,724
	3,000	PMT FMSR Issuer Trust 1 Month USD LIBOR + 3.00% (a)	8.413(e)	03/25/26	2,903,832
	4,500	PNMAC GMSR Issuer Trust, Class A 1 Month USD LIBOR + 3.35% (a)	8.763(e)	04/25/25	4,472,845
	2,978	PRET LLC, Class A1 (a)	1.843	09/25/51	2,722,235
		Progress Residential 2020-SFR1 Trust
	2,975	(a)	3.032	04/17/37	2,778,176
	2,447	(a)	3.431	04/17/37	2,287,748
	3,350	Raptor Aircraft Finance I LLC (a)	4.213	08/23/44	2,648,888
		ReadyCap Lending Small Business Loan Trust
	284	Daily U.S. Prime Rate - 0.50% (a)	7.75 (e)	12/27/44	273,009
	3,000	Class A, SOFR30A + 3.25% (a)	8.32 (e)	04/25/48	3,000,000
	250	Regatta XVIII Funding Ltd. 3 Month Term SOFR + 6.21% (a)	11.52 (e)	01/15/34	242,228
	2,152	Shenton Aircraft Investment I Ltd. (Cayman Islands) (a)	4.75	10/15/42	1,842,355
	964	Start II Ltd. (Bermuda) (a)	4.089	03/15/44	857,281
	1,438	Start Ltd. (a)	4.089	05/15/43	1,258,803
	1,000	TICP CLO VI Ltd. 3 Month Term SOFR + 6.51% (a)	11.82 (e)	01/15/34	938,298
		Tricon American Homes Trust
	1,480	(a)	3.745	03/17/38	1,351,543

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)		Coupon Rate	Maturity Date	Value
$4,000	(a)	4.882%	07/17/38	$ 3,744,786
1,225	Trimaran Cavu 2021-1 Ltd. 3 Month Term SOFR + 3.71% (Cayman Islands) (a)	9.057(e)	04/23/32	1,170,421
	Trinitas VI Ltd.
1,000	3 Month Term SOFR + 4.01% (a)	9.363(e)	01/25/34	893,220
1,000	3 Month Term SOFR + 7.08% (a)	12.429(e)	01/25/34	895,192
2,061	VCAT LLC (a)	1.743	05/25/51	1,897,932
1,000	Vibrant CLO XII Ltd. 3 Month Term SOFR + 7.37% (a)	12.698(e)	01/20/34	949,312
1,500	Wellfleet CLO 2022-1 Ltd. 3 Month Term SOFR + 4.14% (a)	9.448(e)	04/15/34	1,404,792
	Total Asset-Backed Securities (Cost $97,530,811)			89,743,296
	Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
9,926	Federal Home Loan Mortgage Corporation, IO	4.334(e)	11/25/55	2,814,185
	Federal National Mortgage Association,
	IO REMIC
459		0.404(e)	10/25/39	20,023
209		0.628(e)	03/25/44	5,619
65	6.44% - SOFR30A	1.367(h)	08/25/41	1,196
594	Government National Mortgage Association, IO, 6.14% - 1 Month Term SOFR	0.881(h)	12/20/42	57,044
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $2,861,125)			2,898,067
	Commercial Mortgage-Backed Securities (4.0%)
531	CG-CCRE Commercial Mortgage Trust
	1 Month Term SOFR + 1.97% (a)	7.19(e)	11/15/31	512,729
900	Citigroup Commercial Mortgage Trust (a)	3.503(e)	12/10/41	637,830
	Commercial Mortgage Trust
1,500	(a)	3.40(e)	08/15/57	1,336,008
300		4.585	02/10/47	257,839
139	(a)	4.735(e)	07/15/47	118,483
	IO
3,126		0.503(e)	02/10/47	2,081
2,314	COOF Securitization Trust, IO (a)	2.871(e)	10/25/40	116,557
3,385	COOF Securitization Trust II, IO (a)	2.393(e)	08/25/41	149,761
	Credit Suisse Mortgage Trust, Class A
2,634	1 Month Term SOFR + 3.57% (a)	8.796(e)	05/15/26	2,414,632

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$3,000	1 Month Term SOFR + 3.61% (a)	8.837(e)%	12/15/35	$ 2,997,456
	3,000	1 Month Term SOFR + 3.83% (a)	9.051(e)	08/15/23	2,762,328
	3,643	1 Month Term SOFR + 4.08% (a)	9.306(e)	04/15/26	3,563,690
		Federal Home Loan Mortgage Corporation
	189	1 Month USD LIBOR + 5.25% (a)	10.468(e)	07/25/26	180,522
		IO
	7,000		2.629(e)	01/25/49	1,035,815
	6,430		3.068(e)	11/25/36	1,689,854
	31,675	GS Mortgage Securities Corportation Trust, IO (a)	0.457(e)	10/10/32	93,514
	2,287	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.721(e)	07/15/47	3,414
		JPMBB Commercial Mortgage Securities Trust
	136	(a)	3.98(e)	09/15/47	110,321
	405	(a)	4.628(e)	04/15/47	369,670
		IO
	2,600		0.936(e)	08/15/47	11,085
		KGS-Alpha SBA COOF Trust
		IO
	390	(a)	3.064(e)	07/25/41	40,675
	403	(a)	3.319(e)	04/25/40	20,472
	1,500	MFT Mortgage Trust (a)	3.283(e)	08/10/40	1,052,313
	1,500	MKT 2020-525M Mortgage Trust (a)	2.941(e)	02/12/40	423,078
	165	Multifamily Connecticut Avenue Securities Trust
		SOFR30A + 2.06% (a)	7.134(e)	03/25/50	164,144
	1,500	Natixis Commercial Mortgage Securities Trust (a)	4.135(e)	05/15/39	1,163,647
	3,000	SG Commercial Mortgage Securities Trust (a)	3.477(e)	09/15/39	2,216,123
	1,025	Sutherland Commercial Mortgage Trust (a)	2.23(e)	12/25/41	956,894
EUR	393	Taurus 2018-1 IT SRL
		3 Month EURIBOR + 2.78% (Italy)	6.162(e)	05/18/32	425,763
	$1,508	Velocity Commercial Capital Loan Trust (a)	6.90	05/25/47	1,494,518
	2,611	VMC Finance 2021-HT1 LLC
		1 Month Term SOFR + 1.76% (a)	6.994(e)	01/18/37	2,545,184
	900	Wells Fargo Commercial Mortgage Trust (a)	4.633(e)	04/15/50	754,337
	541	WFRBS Commercial Mortgage Trust (a)	4.949(e)	09/15/46	486,412
		Total Commercial Mortgage-Backed Securities (Cost $34,329,354)			30,107,149
		Mortgages - Other (18.9%)
	1,974	510 Asset Backed 2021-NPL1 Trust (a)	2.24	06/25/61	1,837,440

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$2,821	510 Asset Backed 2021-NPL2 Trust (a)	2.116%	06/25/61	$ 2,574,952
	79	Banc of America Alternative Loan Trust 1 Month Term SOFR + 0.76%	6.00 (e)	07/25/46	64,052
		Banc of America Funding Trust
	9		5.25	07/25/37	8,513
	348		5.50	09/25/35	322,919
	46		6.00	07/25/37	38,069
GBP	800	Banna RMBS DAC 3 Month GBP SONIA + 3.50% (United Kingdom)	8.462(e)	12/30/63	1,000,755
	$73	BCAP LLC Trust (a)	3.857(e)	03/26/37	59,906
	45	Bear Stearns ARM Trust	3.734(e)	05/25/47	35,912
	1,951	Bellemeade Re 2018-3 Ltd. 1 Month USD LIBOR + 2.75% (a)	8.163(e)	10/25/28	1,958,692
	3,300	Boston Lending Trust (a)	3.25 (e)	05/25/62	2,732,536
	2,925	Brean Asset Backed Securities Trust (a)	1.40 (e)	10/25/63	2,459,567
		Cascade Funding Mortgage Trust
	2,325	(a)	2.00 (e)	09/25/50	2,043,662
	1,027	(a)	2.00 (e)	02/25/52	791,395
	350	(a)	2.80 (e)	06/25/69	339,268
	4,000	(a)	2.91 (e)	02/25/31	3,696,742
	4,500	(a)	3.25 (e)	11/25/35	3,946,240
	3,000	(a)	3.735(e)	06/25/36	2,756,581
	5,500	(a)	3.75 (e)	04/25/25	4,368,210
	5,278	(a)	4.00 (e)	06/25/69	4,526,332
	3,593	(a)	4.00 (e)	10/25/68	3,419,629
	4,500	(a)	5.072(e)	10/27/31	4,067,197
	3,000	(a)	5.683(e)	02/25/31	2,767,249
	93	Chase Mortgage Finance Trust 1 Month Term SOFR + 0.71%	6.00 (e)	02/25/37	31,034
	56	ChaseFlex Trust	6.50	02/25/35	47,432
		CHL Mortgage Pass-Through Trust
	255		5.259(e)	09/25/34	225,426
	84		5.50	05/25/34	80,854
	649		6.00	12/25/36	386,115
	2,759	CIM Trust (a)	2.569	07/25/55	2,615,448
		Citigroup Mortgage Loan Trust, Inc.
	1,116	(a)	2.50 (e)	05/25/51	901,476
	62		4.491(e)	11/25/36	54,598
		Countrywide Alternative Loan Trust
	109		3.105(e)	10/25/35	102,905
	86		3.841(e)	05/25/36	71,185

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$36		3.962(e)%	08/25/35	$ 31,735
	18		5.50	02/25/36	9,438
	173	1 Month Term SOFR + 0.61%	5.50 (e)	10/25/35	113,574
	82	1 Month Term SOFR + 0.47%	5.773(e)	05/25/47	71,787
	140		6.00	07/25/37	75,111
	359		6.00	04/25/36	174,105
	6,511	Credit Suisse First Boston Mortgage Securities Corp., Class B 1 Month Term SOFR + 2.96% (a)	4.42 (e)	03/25/45	6,633,363
		CSFB Mortgage-Backed Pass-Through Certificates
	219		6.50	12/25/33	213,945
	259		7.50	10/25/32	253,980
	1,653	CSMC Mortgage-Backed Trust	6.50	05/25/36	517,966
EUR	328	Dssv Sarl 3 Month EURIBOR + 3.00% (Spain)	6.663(e)	10/15/24	353,230
	190	EMF-NL Prime 3 Month EURIBOR + 0.80% (Netherlands)	4.463(e)	04/17/41	197,769
	742	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Germany)	3.46 (e)	08/02/50	609,610
		FMC GMSR Issuer Trust
	$4,000	Class A (a)	3.62 (e)	07/25/26	3,280,153
	1,600	(a)	4.44 (e)	10/25/26	1,238,758
	2,000	(a)	4.45 (e)	01/25/26	1,731,048
GBP	1,400	Great Hall Mortgages No. 1 PLC 3 Month GBP SONIA + 3.12% (United Kingdom)	8.024(e)	06/18/38	1,694,419
		GSR Mortgage Loan Trust
	$84		3.602(e)	03/25/37	48,484
	10		3.907(e)	05/25/35	7,927
	301		4.03 (e)	12/25/34	273,748
	895		5.50	03/25/35	778,176
	209	HarborView Mortgage Loan Trust	4.423(e)	05/19/33	191,114
	2,500	Harvest Commercial Capital Loan Trust, Class M5 (a)	5.964(e)	04/25/52	2,136,401
	4,000	Headlands Residential 2021-RPL1 LLC (a)	2.487(e)	09/25/26	3,783,599
EUR	707	IM Pastor 4 FTA 3 Month EURIBOR + 0.14% (Spain)	3.727(e)	03/22/44	675,963
	$18	Impac CMB Trust 1 Month Term SOFR + 0.89%	6.193(e)	10/25/35	18,511
	3,103	Imperial Fund Mortgage Trust, Class A1 (a)	7.369	11/25/67	3,133,482
	121	JP Morgan Alternative Loan Trust	6.00	12/25/35	84,514

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$3,209	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35%	07/13/52	$ 2,951,124
EUR	878	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	3.862(e)	09/16/48	861,175
		Lehman Mortgage Trust
	$76		5.50	02/25/36	40,089
	340		6.50	09/25/37	121,591
		Ludgate Funding PLC
EUR	793	3 Month EURIBOR + 0.42% (United Kingdom)	3.894(e)	12/01/60	757,354
	851	3 Month EURIBOR + 0.85% (United Kingdom)	4.437(e)	01/01/61	845,352
	486	3 Month EURIBOR + 1.10% (United Kingdom)	4.687(e)	01/01/61	466,530
		Mansard Mortgages PLC
GBP	405	3 Month GBP SONIA + 1.22% (United Kingdom)	6.18 (e)	10/15/48	461,239
	339	3 Month GBP SONIA + 2.12% (United Kingdom)	7.003(e)	12/15/49	429,106
	727	3 Month GBP SONIA + 3.12% (United Kingdom)	8.003(e)	12/15/49	926,508
	$662	MASTR Alternative Loan Trust	6.00	05/25/33	612,488
	27	MASTR Asset Securitization Trust 1 Month USD LIBOR + 6.00%	6.00 (e)	06/25/36	16,688
	811	Med Trust, Class D 1 Month Term SOFR + 2.11% (a)	7.337(e)	11/15/38	776,463
	1,123	Merrill Lynch Mortgage Investors Trust, IO (a)	0.00 (e)	02/25/36	11
GBP	2,000	Mortgage Funding PLC 3 Month GBP SONIA + 3.32% (United Kingdom)	8.192(e)	03/13/46	2,517,121
	$93	MortgageIT Trust 1 Month Term SOFR + 1.01%	6.313(e)	10/25/35	90,121
GBP	650	Newgate Funding PLC 3 Month GBP LIBOR + 3.00% (United Kingdom)	8.005(e)	12/15/50	747,286
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$2,042		5.755(e)	06/25/36	561,116
	96		6.857(e)	06/25/36	92,811
	4,600	NYMT Loan Trust (a)	2.944(e)	10/25/60	4,557,711
	3,000	Ocwen Loan Investment Trust, Class M1 (a)	3.00 (e)	06/25/36	2,607,761
	2,145	PMC PLS ESR Issuer LLC (a)	5.114	02/25/27	2,037,812
		PNMAC GMSR Issuer Trust
	3,337	1 Month USD LIBOR + 2.65% (a)	8.063(e)	08/25/25	3,324,486
	3,000	1 Month USD LIBOR + 3.85% (a)	9.263(e)	02/25/25	3,013,636
		Reperforming Loan REMIC Trust
	121	(a)	6.50	03/25/35	122,611
	120	(a)	7.50	11/25/34	115,493

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Residential Accredit Loans, Inc. Trust
	$54		6.00%	04/25/36	$ 39,321
	31		6.00	01/25/37	24,525
	233	Residential Funding Mortgage Security I Trust	6.00	07/25/36	195,369
GBP	489	RMAC Securities No. 1 PLC 3 Month GBP SONIA + 0.59% (United Kingdom)	5.456(e)	06/12/44	588,957
		RMF Buyout Issuance Trust
	$3,500	(a)	3.63 (e)	10/25/50	2,906,541
	1,200	(a)	3.69 (e)	11/25/31	999,102
	4,000	(a)	4.50 (e)	04/25/32	2,534,732
	8,261	(a)	6.00	10/25/50	4,956,342
	2,222	RMF Proprietary Issuance Trust (a)	3.25 (e)	04/26/60	1,855,581
		Seasoned Credit Risk Transfer Trust
	1,178	(a)	3.75 (e)	09/25/55	1,029,265
	3,250	(a)	4.25 (e)	08/25/59	2,781,008
	2,500	Class M (a)	4.25 (e)	05/25/60	2,149,086
	1,000	(a)	4.50 (e)	02/25/59	852,659
	202	Sequoia Mortgage Trust 1 Month USD LIBOR + 0.62%	5.989(e)	07/20/33	188,770
	6,546	Stanwich Mortgage Loan Co. LLC (a)	2.735	10/16/26	6,002,375
	51	STARM Mortgage Loan Trust	4.026(e)	10/25/37	44,671
		Structured Adjustable Rate Mortgage Loan Trust
	319		3.677(e)	11/25/34	283,595
	304		5.682(e)	02/25/35	293,530
	384	Structured Asset Mortgage Investments II Trust	2.63 (e)	04/19/35	324,393
	2,431	Structured Asset Securities Corp. Reverse Mortgage Loan Trust 1 Month Term SOFR + 1.96% (a)	7.263(e)	05/25/47	2,338,295
	1,119	Structured Asset Securities Corp., IO (a)	0.00 (e)	07/25/35	11,912
	1,100	Taubman Centers Commercial Mortgage Trust, Class A 1 Month Term SOFR + 2.19% (a)	7.408(e)	05/15/37	1,071,378
EUR	2,181	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	3.767(e)	12/28/50	2,017,393
AUD	3,800	Vermilion Bond Trust, Class C 1 Month BBSW + 3.80% (Australia)	7.902(e)	12/14/58	2,558,055
	$213	Wells Fargo Alternative Loan Trust	5.056(e)	07/25/37	201,207
		Total Mortgages - Other (Cost $156,005,310)			143,965,946

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Senior Loan Interests (0.7%)
	$5,250	Cuenca Enterprises, Inc. (Cayman Islands) (Cost $5,250,000)	(i)%	12/15/26	$ 5,250,000
		Supranational (0.6%)
	2,370	African Export-Import Bank (a)	3.798	05/17/31	1,955,108
		Banque Ouest Africaine de Developpement
EUR	780	(a)	2.75	01/22/33	639,944
	$2,600	(a)	4.70	10/22/31	2,180,880
		Total Supranational (Cost $5,647,189)			4,775,932
		Short-Term Investments (9.1%)
		U.S. Treasury Securities (2.9%)
		U.S. Treasury Bill
	110	(j)	4.504	11/30/23	108,062
	40	(j)	4.609	11/30/23	39,295
	250	(j)	4.629	11/30/23	245,595
	12,430	(c)(j)	4.823	11/02/23	12,260,503
	5,315	(j)	5.01	11/30/23	5,221,346
	3,970	(c)(j)	5.042	11/02/23	3,915,864
	580	(j)	5.108	11/30/23	569,780
		Total U.S. Treasury Securities (Cost $22,395,743)			22,360,445

Number of Shares (000)
	Investment Company (5.3%)
40,658	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $40,658,273)		40,658,273
	Securities held as Collateral on Loaned Securities (0.9%)
	Investment Company (0.9%)
6,509	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $6,509,188)		6,509,188
	Total Short-Term Investments (Cost $69,563,204)		69,527,906
	Total Investments (Cost $817,168,780) including $22,736,573 of Securities Loaned (l)(m)(n)(o)	101.8%	774,420,411
	Liabilities in Excess of Other Assets	(1.8)	(13,628,446)
	Net Assets	100.0%	$760,791,965

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
BBSW	Australia's Bank Bill Swap.
CLO	Collateralized Loan Obligation.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
HECM	Home Equity Conversion Mortgage
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-Day Average SOFR.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
(a)	144A security − Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)
All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2023, were
$22,736,573 and $23,183,288, respectively. The Fund received cash collateral of $6,509,188, was subsequently invested in a
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $16,674,100 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)
Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of July 31, 2023.

(e)
Floating or variable rate securities: The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(f)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of July 31, 2023. Maturity date disclosed is the ultimate maturity date.
(g)	Security is subject to delayed delivery.
(h)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2023.
(i)	Unsettled Position. The contract rate does not take effect until settlement date.
(j)	Rate shown is the yield to maturity at July 31, 2023.
(k)
The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity
Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds.
For the nine months ended July 31, 2023, advisory fees paid were reduced by $42,901 relating to the Fund's investment in the Liquidity
Funds.

(l)
The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trusteess in compliance with Rule 17a−7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2023, the Fund did not engage in any cross-trade transactions.

(m)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
(n)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(o)
At July 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $13,354,634 and the aggregate gross unrealized depreciation is $59,484,591, resulting in net unrealized depreciation of $46,129,957.

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at July 31, 2023:
Counterparty	Contracts to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	EUR	2,870		$3,158	8/10/23	$1
Australia & New Zealand Banking Group Ltd.		$2,878,393	AUD	4,254,045	8/10/23	(20,164)
Australia & New Zealand Banking Group Ltd.		$3,813,615	NOK	40,279,000	8/10/23	161,850
Bank of America NA	EUR	3,940,000		$4,296,755	8/10/23	(36,926)
Bank of America NA	GBP	11,222,974		$14,197,567	8/10/23	(206,036)
Bank of America NA	IDR	30,963,605,000		$2,036,677	8/10/23	(16,437)
Bank of America NA	JPY	512,964,000		$3,609,263	8/10/23	(871)
Bank of America NA		$1,890,720	BRL	9,246,000	8/10/23	61,535
Barclays Bank PLC	CNH	27,678,000		$3,837,089	8/10/23	(38,310)
Barclays Bank PLC	CNH	27,678,000		$3,884,850	8/10/23	9,451
Barclays Bank PLC	IDR	42,251,265,000		$2,838,322	8/10/23	36,753
Barclays Bank PLC	NZD	25,241,773		$15,870,386	8/10/23	192,447
Barclays Bank PLC	THB	98,230,000		$2,868,532	8/10/23	(3,208)
Barclays Bank PLC		$454,331	EUR	418,873	8/10/23	6,395
Barclays Bank PLC		$2,675,237	INR	221,108,300	8/10/23	12,398
Barclays Bank PLC		$3,825,087	INR	314,120,000	8/10/23	(6,870)
Barclays Bank PLC		$2,699,497	MXN	47,150,869	8/10/23	112,497
Barclays Bank PLC		$3,881,298	NZD	6,165,000	8/10/23	(52,150)
BNP Paribas SA	EUR	1,016,472		$1,090,592	8/10/23	(27,445)
BNP Paribas SA	EUR	620,423		$697,147	8/10/23	14,732
BNP Paribas SA	EUR	2,045,000		$2,288,764	8/10/23	39,430
BNP Paribas SA	HUF	1,338,080,000		$3,763,333	8/10/23	(30,504)
BNP Paribas SA	HUF	104,305,000		$302,225	8/10/23	6,490
BNP Paribas SA	IDR	58,797,060,000		$3,923,466	8/10/23	24,788
BNP Paribas SA	IDR	84,702,600,000		$5,657,967	8/10/23	41,562
BNP Paribas SA	MXN	54,568,000		$3,134,652	8/10/23	(119,686)
BNP Paribas SA		$50,411	AUD	75,652	8/10/23	419
BNP Paribas SA		$610,592	BRL	3,119,820	8/10/23	48,145
BNP Paribas SA		$1,250,134	BRL	6,334,180	8/10/23	87,302
BNP Paribas SA		$742,516	EUR	678,603	8/10/23	3,893
BNP Paribas SA		$9,108,640	ZAR	172,564,999	8/10/23	533,834
BNP Paribas SA		$268,068	ZAR	4,796,467	8/10/23	(55)
Citibank NA	EUR	3,095,000		$3,347,490	8/10/23	(56,760)
Citibank NA	MXN	137,406		$7,746	8/10/23	(448)
Citibank NA		$290,319	AUD	421,635	8/10/23	(7,028)
Credit Agricole CIB		$344,083	GBP	270,000	8/10/23	2,436
Credit Agricole CIB		$1,772,007	NOK	17,670,000	8/10/23	(28,010)

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Foreign Currency Forward Exchange Contracts: (cont'd)
Counterparty	Contracts to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	BRL	11,016,000		$2,212,293	8/10/23	$(113,691)
Goldman Sachs International	NZD	2,012,687		$1,227,021	8/10/23	(23,081)
Goldman Sachs International	PEN	6,295,000		$1,682,525	8/10/23	(63,218)
Goldman Sachs International		$1,531,166	EUR	1,390,000	8/10/23	(2,278)
Goldman Sachs International		$6,226,094	MXN	105,794,501	8/10/23	83,302
HSBC Bank PLC		$2,000,463	HUF	674,401,429	8/10/23	(88,344)
HSBC Bank PLC		$3,839,587	ZAR	74,728,972	8/10/23	336,069
JPMorgan Chase Bank NA	EUR	13,769		$14,798	8/10/23	(346)
JPMorgan Chase Bank NA	HUF	667,131,000		$1,862,283	8/10/23	(29,223)
JPMorgan Chase Bank NA		$3,653,050	JPY	485,395,000	8/10/23	(236,941)
JPMorgan Chase Bank NA		$1,538,464	MXN	26,046,000	8/10/23	14,873
JPMorgan Chase Bank NA		$5,040,708	MXN	86,159,580	8/10/23	97,696
JPMorgan Chase Bank NA		$1,841,614	SEK	19,580,000	8/10/23	19,185
Royal Bank of Canada	EUR	4,006,000		$4,355,357	8/10/23	(50,919)
Standard Chartered Bank	IDR	56,153,745,000		$3,806,259	8/10/23	82,853
Standard Chartered Bank	MXN	378,129		$21,735	8/10/23	(816)
State Street Bank and Trust Co.		$30,856	SEK	330,000	8/10/23	505
UBS AG	AUD	16,428,125		$11,055,471	8/10/23	17,661
UBS AG	CAD	2,495,000		$1,903,408	8/10/23	11,083
UBS AG	EUR	1,543,943		$1,710,592	8/10/23	12,379
UBS AG	HUF	368,353,806		$1,051,561	8/10/23	7,174
UBS AG	HUF	571,851,195		$1,633,611	8/10/23	12,251
UBS AG	HUF	104,720		$299	8/10/23	2
UBS AG	HUF	358,364,655		$1,028,290	8/10/23	12,224
UBS AG	HUF	98,719,746		$284,473	8/10/23	4,574
UBS AG	HUF	138,106,166		$398,223	8/10/23	6,653
UBS AG	HUF	273,839,096		$785,138	8/10/23	8,726
UBS AG	IDR	118,236,070,000		$8,012,745	8/10/23	172,824
UBS AG	MXN	664,989,656		$36,729,614	8/10/23	(2,929,187)
UBS AG	MXN	2,181,790		$124,822	8/10/23	(5,296)
UBS AG	SEK	19,910,000		$1,887,885	8/10/23	(4,275)
UBS AG		$83,651	AUD	125,474	8/10/23	653
UBS AG		$2,155,984	BRL	11,016,000	8/10/23	170,000
UBS AG		$310,310	EUR	288,675	8/10/23	7,209
UBS AG		$3,980,005	HUF	1,383,045,000	8/10/23	(58,679)
UBS AG		$1,147,085	INR	94,760,700	8/10/23	4,758
UBS AG		$236,512	NZD	388,500	8/10/23	4,790
UBS AG		$2,124,911	NZD	3,328,000	8/10/23	(57,854)
UBS AG		$2,922,512	THB	98,230,000	8/10/23	(50,772)
UBS AG		$3,295,210	ZAR	60,914,911	8/10/23	108,554

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Foreign Currency Forward Exchange Contracts: (cont'd)
Counterparty	Contracts to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
UBS AG		$404,905	ZAR	7,363,979	8/10/23	$6,575
UBS AG	ZAR	509,332,015		$27,439,797	8/10/23	(1,020,322)
Westpac Banking Corp.	EUR	118,020,270		$130,778,261	8/10/23	965,516
Westpac Banking Corp.		$383,554	NZD	601,238	8/10/23	(10,118)
						$(1,831,821)

Futures Contracts:
The Fund had the following futures contracts open at July 31, 2023:
	Number of Contracts	Expiration Date	Notional Amount (000)		Value	Unrealized Appreciation (Depreciation)
Long:
German Euro-Bund Index (Germany)	60	Sep−23	EUR	6,000	$8,774,013	$(47,515)
Long Gilt Index (United Kingdom)	136	Sep−23	GBP	13,600	16,778,100	(73,875)
SFE 10 yr. Australian Bond (Australia)	178	Sep−23	AUD	17,800	13,852,480	(136,274)
U.S. Treasury 5 yr. Note (United States)	456	Sep−23		$45,600	48,710,063	(650,387)
U.S. Treasury Long Bond (United States)	44	Sep−23		4,400	5,475,250	(130,286)
U.S. Treasury Ultra Long Bond (United States)	41	Sep−23		4,100	5,420,969	(89,674)
Short:
German Short Euro-BTP Index (Germany)	145	Sep−23	EUR	(14,500)	(16,784,533)	(44,582)
U.S. Treasury 2 yr. Note (United States)	62	Sep−23		$(12,400)	(12,587,938)	14,237
U.S. Treasury 10 yr. Note (United States)	11	Sep−23		(1,100)	(1,225,469)	7,792
U.S. Treasury 10 yr. Ultra Note (United States)	125	Sep−23		(12,500)	(14,623,047)	87,779
						$(1,062,785)

Credit Default Swap Agreement:
The Fund had the following credit default swap agreement open at July 31, 2023:
Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value	Upfront Payment Paid	Unrealized Depreciation
Morgan Stanley & Co. LLC* CDX.NA.HY.S40	NR	Buy	5.00%	Quarterly	6/20/28	$10,010	$(412,685)	$7,190	$(419,875)

Morgan Stanley Global Fixed Income Opportunities Fund
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Interest Rate Swap Agreement:
The Fund had the following interest rate swap agreement open at July 31, 2023:
Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value	Upfront Payment Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. LLC*	3 Month NZD Bank Bill	Pay	4.42%	Quarterly/ Semi-Annual	6/21/33	NZD	7,620	$(67,107)	$—	$(67,107)

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR	Not rated.
SFE	Sydney Futures Exchange.

AUD —	Australian Dollar
BRL —	Brazilian Real
CAD —	Canadian Dollar
CNH —	Chinese Yuan Renminbi Offshore
DOP —	Dominican Peso
EUR —	Euro
GBP —	British Pound
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
INR —	Indian Rupee
JPY —	Japanese Yen
MXN —	Mexican Peso
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
PEN —	Peruvian Nuevo Sol
SEK —	Swedish Krona
THB —	Thai Baht
USD —	United States Dollar
UYU —	Uruguay Peso
ZAR —	South African Rand

Portfolio Composition* as of 07/31/23	Percentage of Total Investments
Corporate Bonds	36.8%
Mortgages - Other	18.7
Sovereign	15.0
Asset-Backed Securities	11.7
Short-Term Investments	8.2
Agency Fixed Rate Mortgages	4.0
Commercial Mortgage-Backed Securities	3.9
Senior Loan Interests	0.7
Supranational	0.6
Collateralized Mortgage Obligations - Agency Collateral Series	0.4
Total Investments	100.0%**

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2023.
**
Does not include open long/short futures contracts with a value of $144,231,862 and net unrealized depreciation of $1,062,785. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $1,831,821. Also does not include open swap agreements with total unrealized depreciation of $486,982.

Morgan Stanley Global Fixed Income Opportunities Fund
Notes to Financial Statements ◾ July 31, 2023 (unaudited)
Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a whollyowned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) when market quotations are not readily available as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or

Morgan Stanley Global Fixed Income Opportunities Fund
Notes to Financial Statements ◾ July 31, 2023 (unaudited) continued
procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.
In connection with Rule 2a−5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:
•Level 1 — unadjusted quoted prices in active markets for identical investments
•Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Global Fixed Income Opportunities Fund
Notes to Financial Statements ◾ July 31, 2023 (unaudited) continued
•Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Global Fixed Income Opportunities Fund
Notes to Financial Statements ◾ July 31, 2023 (unaudited) continued
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$282,734,265	$—	$282,734,265
Sovereign	—	114,937,959	—	114,937,959
Agency Fixed Rate Mortgages	—	30,479,891	—	30,479,891
Asset-Backed Securities	—	89,743,296	—	89,743,296
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,898,067	—	2,898,067
Commercial Mortgage-Backed Securities	—	30,107,149	—	30,107,149
Mortgages - Other	—	143,965,946	—	143,965,946
Senior Loan Interests	—	5,250,000	—	5,250,000
Supranational	—	4,775,932	—	4,775,932
Total Fixed Income Securities	—	704,892,505	—	704,892,505
Short-Term Investments
U.S. Treasury Securities	12,368,565	9,991,880	—	22,360,445
Investment Company	47,167,461	—	—	47,167,461
Total Short-Term Investments	59,536,026	9,991,880	—	69,527,906
Foreign Currency Forward Exchange Contracts	—	3,564,447	—	3,564,447
Futures Contracts	109,808	—	—	109,808
Total Assets	59,645,834	718,448,832	—	778,094,666
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(5,396,268)	—	(5,396,268)
Futures Contracts	(1,172,593)	—	—	(1,172,593)
Credit Default Swap Agreement	—	(419,875)	—	(419,875)
Interest Rate Swap Agreement	—	(67,107)	—	(67,107)
Total Liabilities	(1,172,593)	(5,883,250)	—	(7,055,843)
Total	$58,473,241	$712,565,582	$—	$771,038,823
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.